Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 23,759,000
Final Prospectus	true